Quarterly Report
June 30, 2024
MFS®  Massachusetts
Municipal Bond Fund
MMA-Q1

Portfolio of Investments
6/30/24 (unaudited)
The Portfolio of Investments is a complete list of all securities owned by your fund. It is categorized by broad-based asset classes.
Issuer	Shares/Par	Value ($)
Municipal Bonds – 97.2%
Airport Revenue – 6.0%
Denver, CO, City & County Airport System Rev., “A”, 4.125%, 11/15/2047	$265,000	$255,483
Denver, CO, City & County Airport System Rev., “A”, 4.125%, 11/15/2053	250,000	238,430
Massachusetts Port Authority Rev., “A”, 5%, 7/01/2038	2,000,000	2,099,263
Massachusetts Port Authority Rev., “A”, 5%, 7/01/2040	2,755,000	2,873,392
Massachusetts Port Authority Rev., “A”, 5%, 7/01/2042	3,000,000	3,047,991
Massachusetts Port Authority Rev., “A”, 5%, 7/01/2042	3,455,000	3,678,668
Massachusetts Port Authority Rev., “A”, 5%, 7/01/2047	1,500,000	1,514,029
Massachusetts Port Authority Rev., “C”, 5%, 7/01/2044	3,000,000	3,118,014
Massachusetts Port Authority Rev., “E”, 5%, 7/01/2051	3,055,000	3,178,582
New York Transportation Development Corp., Special Facilities Rev. (John F. Kennedy International Airport New Terminal One Project), AGM, 5.25%, 6/30/2060	1,675,000	1,753,697
		$21,757,549
General Obligations - General Purpose – 13.1%
Bridgeview, IL, Stadium and Redevelopment Projects, Taxable, AAC, 5.14%, 12/01/2036	$705,000	$632,237
Brockton, MA, Public Safety Facility, General Obligation, 4%, 8/01/2052	1,740,000	1,682,798
Commonwealth of Massachusetts, “B”, 5.25%, 8/01/2028	2,225,000	2,411,797
Commonwealth of Massachusetts, General Obligation Consolidated Loan, “B”, 5%, 5/01/2048	2,000,000	2,181,796
Commonwealth of Massachusetts, General Obligation Consolidated Loan, “F”, 5%, 11/01/2042	3,000,000	3,108,348
Commonwealth of Massachusetts, General Obligation, “B”, 5%, 11/01/2024	4,000,000	4,020,412
Commonwealth of Massachusetts, General Obligation, “B”, 4%, 5/01/2045	2,000,000	1,978,805
Commonwealth of Puerto Rico, General Obligation Restructured Bonds, “A”, 5.625%, 7/01/2029	156,003	167,316
Commonwealth of Puerto Rico, General Obligation Restructured Bonds, “A”, 5.75%, 7/01/2031	343,525	381,464
Commonwealth of Puerto Rico, General Obligation Restructured Bonds, “A”, 4%, 7/01/2033	143,685	143,901
Commonwealth of Puerto Rico, General Obligation Restructured Bonds, “A”, 4%, 7/01/2035	282,284	277,107
Commonwealth of Puerto Rico, General Obligation Restructured Bonds, “A”, 4%, 7/01/2037	110,848	106,707
Commonwealth of Puerto Rico, General Obligation Restructured Bonds, “A”, 4%, 7/01/2041	150,711	140,464
Commonwealth of Puerto Rico, General Obligation Restructured Bonds, “A”, 4%, 7/01/2046	516,737	467,471
Commonwealth of Puerto Rico, General Obligation Restructured Bonds, Capital Appreciation, “A”, 0%, 7/01/2024	23,374	23,374
Commonwealth of Puerto Rico, General Obligation Restructured Bonds, Capital Appreciation, “A”, 0%, 7/01/2033	184,909	123,382
Framingham, MA, General Obligation Purpose Loan, 5%, 8/01/2041	1,095,000	1,199,968
Framingham, MA, General Obligation Purpose Loan, 5%, 8/01/2042	1,130,000	1,231,372
Lawrence, MA, General Obligation Purpose Loan, 4%, 6/01/2034	1,125,000	1,195,115
Lawrence, MA, General Obligation Purpose Loan, 4%, 6/01/2044	1,665,000	1,649,064
Lawrence, MA, General Obligation Purpose Loan, 3%, 2/01/2049	3,000,000	2,356,136
Nantucket, MA, General Obligation Purpose Loan, “A”, 4%, 8/15/2039	1,090,000	1,131,539
Nantucket, MA, General Obligation Purpose Loan, “A”, 4%, 8/15/2040	1,125,000	1,154,930
Nantucket, MA, General Obligation Purpose Loan, “A”, 4%, 8/15/2041	1,000,000	1,014,724
New Bedford, MA, General Obligation State Qualified Municipal Purpose Loan, 4%, 9/01/2047	3,000,000	2,928,263
Norton, MA, General Obligation Municipal Purpose Loan, 5%, 10/15/2025	350,000	358,213
Pittsfield, MA, General Obligation State Qualified Municipal Purpose Loan, 4%, 12/01/2041	685,000	691,999
Pittsfield, MA, General Obligation State Qualified Municipal Purpose Loan, 4%, 12/01/2042	790,000	795,340
Pittsfield, MA, General Obligation State Qualified Municipal Purpose Loan, 4%, 12/01/2043	730,000	732,090
Provincetown, MA, General Obligation Municipal Purpose Loan, Taxable, 3%, 6/15/2028	755,000	735,050
Quincy, MA, General Obligation Bond Anticipation Notes, 5%, 7/25/2025 (w)	2,500,000	2,536,343
Quincy, MA, General Obligation, “B”, 5%, 7/01/2038	675,000	761,231
Quincy, MA, General Obligation, “B”, 5%, 7/01/2039	740,000	829,329
Quincy, MA, General Obligation, “B”, 5%, 7/01/2040	785,000	873,895
Quincy, MA, General Obligation, “B”, 5%, 7/01/2041	620,000	685,687
Quincy, MA, General Obligation, “B”, 5%, 7/01/2042	600,000	661,198
State of Illinois, General Obligation, 5.5%, 5/01/2039	280,000	306,508
State of Illinois, General Obligation, 5.75%, 5/01/2045	255,000	276,956
State of Illinois, General Obligation, “C”, 4%, 10/01/2040	630,000	608,149
State of Illinois, General Obligation, “C”, 4%, 10/01/2041	280,000	267,612
Texas Cedar Port Navigation & Improvement District, Unlimited Tax, 4.5%, 9/01/2048	395,000	398,092
Texas Cedar Port Navigation & Improvement District, Unlimited Tax, 4.5%, 9/01/2052	160,000	160,414

Portfolio of Investments (unaudited) – continued
Issuer	Shares/Par	Value ($)
Municipal Bonds – continued
General Obligations - General Purpose – continued
Tisbury, MA, General Obligation, Municipal Purpose Loan, Unlimited Tax, 3%, 8/15/2052	$5,000,000	$3,904,129
		$47,290,725
General Obligations - Schools – 0.7%
Chicago, IL, Board of Education, Unlimited Tax General Obligation Dedicated Rev., “A”, 4%, 12/01/2047	$1,270,000	$1,113,627
Orange County, CA, Anaheim Elementary School District, AGM, 4%, 8/01/2048	1,285,000	1,261,137
		$2,374,764
Healthcare Revenue - Hospitals – 18.0%
California Health Facilities Financing Authority Rev. (Cedars-Sinai Health System), “A”, 5%, 8/15/2051	$2,405,000	$2,588,864
Harris County, TX, Cultural Education Facilities Finance Corp., Hospital Rev. (Memorial Hermann Health System), “A”, 4.125%, 7/01/2052	1,960,000	1,870,572
Massachusetts Development Finance Agency Rev. (Atrius Health Issue), “A”, 4%, 6/01/2049 (Prerefunded 6/01/2029)	1,500,000	1,555,219
Massachusetts Development Finance Agency Rev. (Baystate Medical Center), “N”, 5%, 7/01/2044	2,000,000	2,000,675
Massachusetts Development Finance Agency Rev. (Beth Israel Lahey Health, Inc.), “J-2”, 5%, 7/01/2043	2,855,000	2,918,834
Massachusetts Development Finance Agency Rev. (Beth Israel Lahey Health, Inc.), “J-2”, 5%, 7/01/2048	3,115,000	3,176,148
Massachusetts Development Finance Agency Rev. (Beth Israel Lahey Health, Inc.), “K”, 5%, 7/01/2036	635,000	677,498
Massachusetts Development Finance Agency Rev. (Beth Israel Lahey Health, Inc.), “K”, 5%, 7/01/2037	850,000	904,665
Massachusetts Development Finance Agency Rev. (Beth Israel Lahey Health, Inc.), “K”, 5%, 7/01/2038	700,000	741,980
Massachusetts Development Finance Agency Rev. (Boston Medical Center), “G”, 5.25%, 7/01/2048	2,000,000	2,142,311
Massachusetts Development Finance Agency Rev. (CareGroup), “I”, 5%, 7/01/2037	1,000,000	1,017,820
Massachusetts Development Finance Agency Rev. (CareGroup), “J-2”, 5%, 7/01/2036	1,000,000	1,040,445
Massachusetts Development Finance Agency Rev. (CareGroup), “J-2”, 5%, 7/01/2037	1,000,000	1,038,739
Massachusetts Development Finance Agency Rev. (Children's Hospital), “P”, 5%, 10/01/2032 (Prerefunded 10/01/2024)	1,000,000	1,003,598
Massachusetts Development Finance Agency Rev. (Children's Hospital), “T”, 4%, 3/01/2054	2,500,000	2,426,563
Massachusetts Development Finance Agency Rev. (Children's Hospital), “T”, 5.25%, 3/01/2054	3,000,000	3,281,359
Massachusetts Development Finance Agency Rev. (Children's Hospital), “U-2”, VRDN, 4.95%, 3/01/2048	5,400,000	5,400,000
Massachusetts Development Finance Agency Rev. (Dana-Farber Cancer Institute), “N”, 5%, 12/01/2041	1,690,000	1,725,784
Massachusetts Development Finance Agency Rev. (Dana-Farber Cancer Institute), “O”, 5%, 12/01/2034	400,000	430,440
Massachusetts Development Finance Agency Rev. (Lahey Health System), “F”, 5%, 8/15/2030	2,000,000	2,017,920
Massachusetts Development Finance Agency Rev. (Mass General Brigham), “D”, 5%, 7/01/2054	3,000,000	3,194,593
Massachusetts Development Finance Agency Rev. (Milford Regional Medical Center), “F”, 5.75%, 7/15/2043	1,000,000	994,913
Massachusetts Development Finance Agency Rev. (Milford Regional Medical Center), “G”, 5%, 7/15/2046 (n)	1,000,000	950,554
Massachusetts Development Finance Agency Rev. (Partners Healthcare), “Q”, 5%, 7/01/2041	1,810,000	1,842,724
Massachusetts Development Finance Agency Rev. (Partners Healthcare), “Q”, 5%, 7/01/2047	1,500,000	1,519,292
Massachusetts Development Finance Agency Rev. (Partners Healthcare), “S”, 4%, 7/01/2041	1,500,000	1,472,775
Massachusetts Development Finance Agency Rev. (South Shore Hospital), “I”, 5%, 7/01/2041	2,300,000	2,315,637
Massachusetts Development Finance Agency Rev. (UMass Memorial Health Care Obligated Group), “I”, 5%, 7/01/2041	1,850,000	1,870,673
Massachusetts Development Finance Agency Rev. (UMass Memorial Health Care Obligated Group), “K”, 5%, 7/01/2038	2,000,000	2,037,304
Massachusetts Development Finance Agency Rev. (UMass Memorial Health Care Obligated Group), “L”, 5%, 7/01/2044	1,000,000	1,013,875
Massachusetts Development Finance Agency Rev. (Wellforce, Inc.), “A”, 4%, 7/01/2044	2,080,000	1,838,204
Massachusetts Development Finance Agency Rev. (Wellforce, Inc.), “A”, 5%, 7/01/2044	2,000,000	1,992,502
Massachusetts Development Finance Agency Rev. (Wellforce, Inc.), “C”, AGM, 4%, 10/01/2045	4,075,000	3,905,139
New York Dormitory Authority Rev. (Norwell Health Obligated Group), “A”, 4.25%, 5/01/2052	2,120,000	2,121,189
		$65,028,808
Healthcare Revenue - Long Term Care – 1.3%
Massachusetts Development Finance Agency First Mortgage Rev. (Berkshire Retirement Community), 5%, 7/01/2031	$1,250,000	$1,256,506
Massachusetts Development Finance Agency Rev. (Adventcare), “A”, 6.75%, 10/15/2037 (a)(d)	415,361	4,154
Massachusetts Development Finance Agency Rev. (Carleton-Willard Village), 4%, 12/01/2042	485,000	452,918
Massachusetts Development Finance Agency Rev. (Carleton-Willard Village), 5%, 12/01/2042	525,000	536,795
Massachusetts Development Finance Agency Rev. (Loomis Communities), 4%, 1/01/2031 (n)	500,000	504,674
Massachusetts Development Finance Agency Rev. (Loomis Communities), 4%, 1/01/2051	900,000	790,225
Massachusetts Development Finance Agency Rev. (Newbridge on the Charles, Inc.), 5%, 10/01/2037 (n)	1,250,000	1,278,098
		$4,823,370
Industrial Revenue - Environmental Services – 0.3%
California Municipal Finance Authority, Solid Waste Disposal Rev. (Waste Management, Inc. Project), “A”, 4.25%, 12/01/2044 (Put Date 12/02/2024)	$1,165,000	$1,165,412

Portfolio of Investments (unaudited) – continued
Issuer	Shares/Par	Value ($)
Municipal Bonds – continued
Industrial Revenue - Other – 0.1%
Port Beaumont, TX, Navigation District, Dock & Wharf Facility Rev. (Jefferson Gulf Coast Energy Project), “A”, 3.625%, 1/01/2035 (n)	$500,000	$452,997
Miscellaneous Revenue - Other – 2.6%
Director of the State of Nevada, Department of Business & Industry Rev. (Brightline West Passenger Rail Project), “A”, 4%, 1/01/2050 (Put Date 1/30/2025)	$180,000	$180,043
Massachusetts Development Finance Agency Rev. (Woods Hole Oceanographic Institution), 5%, 6/01/2037	1,000,000	1,055,179
Massachusetts Development Finance Agency Rev. (Woods Hole Oceanographic Institution), 5%, 6/01/2038	1,000,000	1,049,219
Massachusetts Development Finance Agency Rev. (Woods Hole Oceanographic Institution), 5%, 6/01/2043	1,000,000	1,037,397
Massachusetts Port Authority Special Facilities Rev. (BOSFuel Project), “A”, 5%, 7/01/2038	1,180,000	1,228,880
Massachusetts Port Authority Special Facilities Rev. (BOSFuel Project), “A”, 5%, 7/01/2039	2,000,000	2,076,998
Matching Fund Special Purpose Securitization Corp., “A”, 5%, 10/01/2026	140,000	143,066
New York Liberty Development Corp., Liberty Rev. (3 World Trade Center Project), “1”, 5%, 11/15/2044 (n)	950,000	950,902
Pennsylvania Economic Development Financing Authority, Private Activity Rev. (PennDOT Major Bridges Package One Project), AGM, 5%, 12/31/2057	1,495,000	1,542,998
		$9,264,682
Multi-Family Housing Revenue – 6.1%
Massachusetts Housing Finance Agency, “A”, 3.7%, 12/01/2038	$1,000,000	$944,040
Massachusetts Housing Finance Agency, “A”, 3.8%, 12/01/2043	2,025,000	1,860,160
Massachusetts Housing Finance Agency, “A-1”, 4.55%, 12/01/2044	1,000,000	1,002,364
Massachusetts Housing Finance Agency, “A-1”, 4.7%, 12/01/2049	800,000	803,526
Massachusetts Housing Finance Agency, “A-1”, 4.8%, 12/01/2054	1,000,000	1,016,109
Massachusetts Housing Finance Agency, “C”, 5.35%, 12/01/2049	75,000	75,021
Massachusetts Housing Finance Agency, “C-1”, 4.85%, 12/01/2043	1,000,000	1,031,670
Massachusetts Housing Finance Agency, “C-1”, 5.1%, 12/01/2048	1,000,000	1,026,168
Massachusetts Housing Finance Agency, “C-1”, 5.2%, 12/01/2053	1,000,000	1,037,371
Massachusetts Housing Finance Agency, “C-1”, 5.125%, 12/01/2057	3,000,000	3,109,968
Massachusetts Housing Finance Agency, “A-3”, 3.05%, 12/01/2027	3,000,000	2,927,460
Massachusetts Housing Finance Agency, “C-1”, 2.9%, 12/01/2039	1,000,000	825,067
Massachusetts Housing Finance Agency, “C-1”, 3.1%, 12/01/2044	2,000,000	1,594,745
Massachusetts Housing Finance Agency, Multi-Family Housing, “A”, FHA, 4.75%, 12/01/2030	1,425,000	1,425,688
Massachusetts Housing Finance Agency, Multi-Family Housing, “A”, FHA, 4.875%, 12/01/2032	1,190,000	1,190,559
National Finance Authority, NH, Municipal Certificates, “1-A”, 4.375%, 9/20/2036	1,095,393	1,088,508
North Carolina Housing Finance Agency (Multi-Family Tax-Exempt Mortgaged Back), FNMA, 4.45%, 5/01/2040	1,000,000	1,010,065
		$21,968,489
Sales & Excise Tax Revenue – 5.2%
Guam Government Business Privilege Tax Refunding, “F”, 5%, 1/01/2031	$25,000	$26,659
Guam Government Business Privilege Tax Refunding, “F”, 4%, 1/01/2042	255,000	245,254
Massachusetts Bay Transportation Authority, Sales Tax Rev., “A”, 5%, 7/01/2024	2,590,000	2,590,000
Massachusetts Bay Transportation Authority, Sales Tax Rev., “A-1”, 5.25%, 7/01/2029	1,850,000	2,039,154
Massachusetts School Building Authority, Senior Dedicated Sales Tax Rev., “A”, 5%, 2/15/2044	4,000,000	4,220,409
Puerto Rico Sales Tax Financing Corp., Restructured Sales Tax Rev., “2019A-1”, 4.55%, 7/01/2040	73,000	73,273
Puerto Rico Sales Tax Financing Corp., Restructured Sales Tax Rev., “2019A-1”, 4.75%, 7/01/2053	239,000	235,520
Puerto Rico Sales Tax Financing Corp., Restructured Sales Tax Rev., “2019A-1”, 5%, 7/01/2058	3,806,000	3,791,183
Puerto Rico Sales Tax Financing Corp., Restructured Sales Tax Rev., “2019A-2”, 4.329%, 7/01/2040	597,000	588,996
Puerto Rico Sales Tax Financing Corp., Restructured Sales Tax Rev., “2019A-2”, 4.329%, 7/01/2040	256,000	252,568
Puerto Rico Sales Tax Financing Corp., Restructured Sales Tax Rev., “2019A-2”, 4.536%, 7/01/2053	5,000	4,761
Puerto Rico Sales Tax Financing Corp., Restructured Sales Tax Rev., “2019A-2”, 4.784%, 7/01/2058	2,179,000	2,144,455
Puerto Rico Sales Tax Financing Corp., Restructured Sales Tax Rev., Capital Appreciation, “2019A-1”, 0%, 7/01/2024	4,000	4,000
Puerto Rico Sales Tax Financing Corp., Restructured Sales Tax Rev., Capital Appreciation, “2019A-1”, 0%, 7/01/2029	22,000	18,154
Puerto Rico Sales Tax Financing Corp., Restructured Sales Tax Rev., Capital Appreciation, “2019A-1”, 0%, 7/01/2031	1,059,000	803,864
Puerto Rico Sales Tax Financing Corp., Restructured Sales Tax Rev., Capital Appreciation, “2019A-1”, 0%, 7/01/2033	1,011,000	702,883
Puerto Rico Sales Tax Financing Corp., Restructured Sales Tax Rev., Capital Appreciation, “2019A-1”, 0%, 7/01/2046	475,000	152,753
Wisconsin Public Finance Authority Limited Obligation Grant Rev. (American Dream at Meadowlands Project), “A”, 6.25%, 8/01/2027 (a)(d)(n)	585,000	456,300

Portfolio of Investments (unaudited) – continued
Issuer	Shares/Par	Value ($)
Municipal Bonds – continued
Sales & Excise Tax Revenue – continued
Wisconsin Public Finance Authority Limited Obligation Grant Rev., Taxable (American Dream at Meadowlands Project), ”A“, 5.625%, 8/01/2024 (a)(d)(n)	$360,000	$280,800
		$18,630,986
Secondary Schools – 2.0%
Collegiate Charter School of Lowell, MA, Rev., 5%, 6/15/2054	$1,000,000	$990,771
District of Columbia Rev. (Rocketship D.C.), “A”, 5%, 6/01/2056 (n)	290,000	276,235
Lowell, MA, Collegiate Charter School Rev., 5%, 6/15/2039	1,000,000	1,007,916
Massachusetts Development Finance Agency Rev. (Dexter Southfield), 5%, 5/01/2030	500,000	503,994
Massachusetts Development Finance Agency Rev. (Dexter Southfield), 5%, 5/01/2031	1,015,000	1,023,214
Massachusetts Development Finance Agency Rev. (Foxborough Regional Charter School), “B”, 5%, 7/01/2037	1,000,000	1,004,597
Massachusetts Development Finance Agency Rev. (Roxbury Latin School), “A”, 3.5%, 7/01/2044	265,000	236,040
Massachusetts Development Finance Agency Rev. (Sabis International Charter School Issue), 5%, 4/15/2033	2,000,000	2,004,663
		$7,047,430
Single Family Housing - State – 4.5%
Connecticut Housing Finance Authority Rev. (Housing Mortgage Finance Program), “C-1”, 4%, 11/15/2047	$385,000	$382,765
Massachusetts Housing Finance Agency, Single Family Housing Rev., “206”, 3.3%, 6/01/2034	365,000	343,555
Massachusetts Housing Finance Agency, Single Family Housing Rev., “206”, 3.45%, 12/01/2036	485,000	457,571
Massachusetts Housing Finance Agency, Single Family Housing Rev., “215”, GNMA, 4%, 12/01/2050	1,910,000	1,897,666
Massachusetts Housing Finance Agency, Single Family Housing Rev., “220”, GNMA, 1.35%, 12/01/2029	400,000	334,474
Massachusetts Housing Finance Agency, Single Family Housing Rev., “222”, GNMA, 3%, 6/01/2051	865,000	831,157
Massachusetts Housing Finance Agency, Single Family Housing Rev., “225”, 5.5%, 12/01/2052	3,780,000	3,963,485
Massachusetts Housing Finance Agency, Single Family Housing Rev., “230”, 4.3%, 6/01/2025	475,000	476,106
Massachusetts Housing Finance Agency, Single Family Housing Rev., “230”, 4.35%, 12/01/2025	525,000	527,429
Massachusetts Housing Finance Agency, Single Family Housing Rev., “230”, 4.45%, 6/01/2026	315,000	317,343
Massachusetts Housing Finance Agency, Single Family Housing Rev., “234”, GNMA, 4.5%, 12/01/2044	1,250,000	1,248,934
Massachusetts Housing Finance Agency, Single Family Housing Rev., “234”, GNMA, 4.7%, 12/01/2049	2,750,000	2,750,339
Massachusetts Housing Finance Agency, Single Family Housing Rev., “214”, GNMA, 2.95%, 12/01/2044	1,865,000	1,506,942
Massachusetts Housing Finance Agency, Single Family Housing Rev., Taxable, “231”, 4.7%, 12/01/2033	500,000	524,149
Massachusetts Housing Finance Agency, Single Family Housing Rev., Taxable, “231”, 4.75%, 12/01/2034	560,000	589,482
		$16,151,397
Student Loan Revenue – 6.0%
Massachusetts Educational Financing Authority, Education Loan Rev., “B”, 5%, 7/01/2029	$1,400,000	$1,451,924
Massachusetts Educational Financing Authority, Education Loan Rev., “B”, 5%, 7/01/2030	1,300,000	1,358,577
Massachusetts Educational Financing Authority, Education Loan Rev., “B”, 2%, 7/01/2037	2,275,000	1,944,875
Massachusetts Educational Financing Authority, Education Loan Rev., Issue L, “B”, 4.25%, 7/01/2044	3,000,000	2,890,259
Massachusetts Educational Financing Authority, Education Loan Rev., Issue M, “B”, 5%, 7/01/2031	1,000,000	1,052,802
Massachusetts Educational Financing Authority, Education Loan Subordinate Rev., “C”, 4.125%, 7/01/2046	2,250,000	2,017,204
Massachusetts Educational Financing Authority, Education Loan Subordinate Rev., “C”, 3.75%, 7/01/2047	4,000,000	3,350,174
Massachusetts Educational Financing Authority, Education Loan Subordinate Rev., “C”, 3%, 7/01/2051	2,000,000	1,399,437
Massachusetts Educational Financing Authority, Education Loan Subordinate Rev., “C”, 4.125%, 7/01/2052	3,000,000	2,583,167
Massachusetts Educational Financing Authority, Educational Loan Rev., “N”, 4.25%, 7/01/2032	1,800,000	1,782,498
Minnesota Office of Higher Education Supplemental Student Loan Program Rev., 2.65%, 11/01/2038	180,000	155,179
New Jersey Higher Education Student Assistance Authority, Senior Student Loan Rev., “B”, 4%, 12/01/2041	1,710,000	1,639,140
		$21,625,236
Tax - Other – 1.0%
Chicago, IL, Board of Education, Dedicated Capital Improvement Tax Bond, 5.75%, 4/01/2035	$1,670,000	$1,759,970
Chicago, IL, Board of Education, Dedicated Capital Improvement Tax Bond, 5%, 4/01/2045	270,000	286,882
Chicago, IL, Board of Education, Dedicated Capital Improvement Tax Bond, 5.75%, 4/01/2048	710,000	789,837
Guam Government Limited Obligation Rev., “A”, 5%, 12/01/2036	120,000	122,299
Guam Government Limited Obligation Rev., “A”, 5%, 12/01/2046	370,000	371,021
Wisconsin Public Finance Authority Limited Obligation PILOT Rev. (American Dream at Meadowlands Project), 7%, 12/01/2050	225,000	224,176
		$3,554,185

Portfolio of Investments (unaudited) – continued
Issuer	Shares/Par	Value ($)
Municipal Bonds – continued
Tax Assessment – 0.0%
Brunswick, MD, Special Obligation Refunding (Brunswick Crossing Special Taxing District), 4%, 7/01/2029	$25,000	$24,344
Brunswick, MD, Special Obligation Refunding (Brunswick Crossing Special Taxing District), 5%, 7/01/2036	31,000	31,483
		$55,827
Tobacco – 0.8%
Buckeye, OH, Tobacco Settlement Financing Authority Senior Asset-Backed Refunding, 2020A-2, “1”, 4%, 6/01/2048	$1,290,000	$1,188,960
Buckeye, OH, Tobacco Settlement Financing Authority Senior Asset-Backed Refunding, 2020B-2, “2”, 5%, 6/01/2055	800,000	737,487
Golden State, CA, Tobacco Securitization Corp., Tobacco Settlement Rev., Taxable, “B-1”, 3.85%, 6/01/2050	1,100,000	1,031,664
		$2,958,111
Toll Roads – 0.3%
Massachusetts Department of Transportation, Metropolitan Highway System Refunding Rev., Subordinated Contract Assistance, 5%, 1/01/2037	$1,000,000	$1,077,802
Transportation - Special Tax – 4.4%
Commonwealth of Massachusetts Transportation Fund Rev. (Rail Enhancement & Accelerated Bridge Programs), “A”, 5%, 6/01/2036	$2,850,000	$2,934,016
Commonwealth of Massachusetts Transportation Fund Rev. (Rail Enhancement & Accelerated Bridge Programs), “A”, 5%, 6/01/2042	3,000,000	3,100,528
Commonwealth of Massachusetts Transportation Fund Rev. (Rail Enhancement Program), “B”, 5%, 6/01/2049	3,000,000	3,263,155
Massachusetts Bay Transportation Authority, Sales Tax Rev., “A-1”, VRDN, 3.75%, 3/01/2030	6,435,000	6,435,000
		$15,732,699
Universities - Colleges – 18.5%
Connecticut Health & Educational Facilities Authority Rev. (Connecticut College Issue), “M”, 3%, 7/01/2047	$2,830,000	$2,190,082
Massachusetts Development Finance Agency Refunding Rev. (Brandeis University), “S-1”, 5%, 10/01/2038	3,015,000	3,234,270
Massachusetts Development Finance Agency Refunding Rev. (Brandeis University), “S-1”, 5%, 10/01/2040	2,665,000	2,833,781
Massachusetts Development Finance Agency Refunding Rev. (Olin College) “F”, 5%, 11/01/2040	850,000	930,580
Massachusetts Development Finance Agency Refunding Rev. (Olin College) “F”, 5%, 11/01/2042	950,000	1,030,465
Massachusetts Development Finance Agency Refunding Rev. (Olin College) “F”, 4.125%, 11/01/2043	1,250,000	1,249,184
Massachusetts Development Finance Agency Refunding Rev. (Suffolk University), 5%, 7/01/2035	970,000	1,000,901
Massachusetts Development Finance Agency Refunding Rev. (Suffolk University), 5%, 7/01/2036	850,000	866,384
Massachusetts Development Finance Agency Refunding Rev. (Suffolk University), 5%, 7/01/2037	625,000	641,567
Massachusetts Development Finance Agency Refunding Rev. (Suffolk University), 5%, 7/01/2038	340,000	347,601
Massachusetts Development Finance Agency Refunding Rev. (Suffolk University), 4%, 7/01/2039	3,055,000	2,839,229
Massachusetts Development Finance Agency Rev. (Bentley University), 5%, 7/01/2040	1,500,000	1,530,266
Massachusetts Development Finance Agency Rev. (Brandeis University), “R”, 5%, 10/01/2038	835,000	888,066
Massachusetts Development Finance Agency Rev. (Emerson College), 5%, 1/01/2043	725,000	736,285
Massachusetts Development Finance Agency Rev. (Emerson College), 5%, 1/01/2048	2,845,000	2,868,722
Massachusetts Development Finance Agency Rev. (Emerson College), “A”, 5.25%, 1/01/2042	2,000,000	2,042,049
Massachusetts Development Finance Agency Rev. (Emmanuel College), “A”, 5%, 10/01/2043	2,000,000	2,002,618
Massachusetts Development Finance Agency Rev. (Emmanuel College), “A”, 4%, 10/01/2046	1,375,000	1,164,375
Massachusetts Development Finance Agency Rev. (Lasell University), 4%, 7/01/2045	250,000	206,355
Massachusetts Development Finance Agency Rev. (Merrimack College), 5%, 7/01/2047	1,000,000	1,004,877
Massachusetts Development Finance Agency Rev. (Merrimack College), 5%, 7/01/2052	2,300,000	2,313,516
Massachusetts Development Finance Agency Rev. (Merrimack College), “B”, 4%, 7/01/2042	475,000	435,816
Massachusetts Development Finance Agency Rev. (Merrimack College), “B”, 4%, 7/01/2050	1,825,000	1,578,688
Massachusetts Development Finance Agency Rev. (Northeastern University), 5%, 10/01/2044	2,000,000	2,175,617
Massachusetts Development Finance Agency Rev. (Northeastern University), “A”, 5%, 10/01/2042 (w)	2,000,000	2,251,933
Massachusetts Development Finance Agency Rev. (Simmons University), “H”, SYNCORA, 5.25%, 10/01/2026	1,420,000	1,441,824
Massachusetts Development Finance Agency Rev. (Simmons University), “L”, 5%, 10/01/2035	2,000,000	2,059,508
Massachusetts Development Finance Agency Rev. (Springfield College), “A”, 4%, 6/01/2056	3,000,000	2,467,764
Massachusetts Development Finance Agency Rev. (Suffolk University), 4%, 7/01/2046	1,000,000	876,490
Massachusetts Development Finance Agency Rev. (Suffolk University), 4%, 7/01/2051	1,385,000	1,167,751
Massachusetts Development Finance Agency Rev. (Wentworth Institute of Technology), 5%, 10/01/2046	2,000,000	2,004,240
Massachusetts Development Finance Agency Rev. (Western New England University), 5%, 9/01/2031	1,110,000	1,120,546
Massachusetts Development Finance Agency Rev. (Western New England University), AGM, 5%, 9/01/2038	2,550,000	2,674,958
Massachusetts Development Finance Agency Rev. (Worcester Polytechnic Institute), 5%, 9/01/2039	950,000	1,014,199
Massachusetts Development Finance Agency Rev. (Worcester Polytechnic Institute), 5%, 9/01/2047	1,395,000	1,428,260

Portfolio of Investments (unaudited) – continued
Issuer	Shares/Par	Value ($)
Municipal Bonds – continued
Universities - Colleges – continued
Massachusetts Health & Educational Facilities Authority Rev. (Boston College), 5.5%, 6/01/2027	$1,735,000	$1,857,249
Massachusetts Health & Educational Facilities Authority Rev. (Massachusetts Institute of Technology), “I-1”, 5.2%, 1/01/2028	1,000,000	1,072,136
Massachusetts Health & Educational Facilities Authority Rev. (University of Massachusetts), “A”, 2.45%, 11/01/2030 (Put Date 4/01/2026)	3,500,000	3,421,192
Massachusetts Health & Educational Facilities Authority Rev. (Williams College), “I”, 0.7%, 7/01/2033 (Put Date 7/01/2025)	2,200,000	2,112,453
Puerto Rico Industrial, Tourist, Educational, Medical & Environmental Control Facilities Financing Authority, Educational Facilities Rev. (University Plaza Project), NPFG, 5%, 7/01/2033	240,000	238,832
Puerto Rico Industrial, Tourist, Educational, Medical & Environmental Control Facilities Financing Authority, Higher Education Rev. (University of Sacred Heart), 4.375%, 10/01/2031	75,000	75,067
Puerto Rico Industrial, Tourist, Educational, Medical & Environmental Control Facilities Financing Authority, Higher Education Rev. (University of Sacred Heart), 5%, 10/01/2042	90,000	90,191
Red River, TX, Education Finance Corp., Higher Education Rev. (Houston Baptist University Project), 5.5%, 10/01/2046	470,000	471,772
University of Massachusetts Building Authority Project Senior Rev., “1”, 5%, 11/01/2040	2,500,000	2,533,181
		$66,490,840
Utilities - Municipal Owned – 0.7%
Guam Power Authority Rev., “A”, AGM, 5%, 10/01/2039	$200,000	$200,470
Guam Power Authority Rev., “A”, AGM, 5%, 10/01/2044	235,000	235,334
Puerto Rico Electric Power Authority Refunding Rev., “DDD”, 5%, 7/01/2020 (a)(d)	35,000	17,544
Puerto Rico Electric Power Authority Refunding Rev., “DDD”, 5%, 7/01/2021 (a)(d)	315,000	157,894
Puerto Rico Electric Power Authority Refunding Rev., “DDD”, 5%, 7/01/2022 (a)(d)	510,000	255,637
Puerto Rico Electric Power Authority Rev., “A”, 5%, 7/01/2029 (a)(d)	800,000	401,000
Puerto Rico Electric Power Authority Rev., “AAA”, 5.25%, 7/01/2021 (a)(d)	65,000	32,581
Puerto Rico Electric Power Authority Rev., “AAA”, 5.25%, 7/01/2030 (a)(d)	30,000	15,038
Puerto Rico Electric Power Authority Rev., “CCC”, 5.25%, 7/01/2027 (a)(d)	300,000	150,375
Puerto Rico Electric Power Authority Rev., “TT”, 5%, 7/01/2021 (a)(d)	150,000	75,188
Puerto Rico Electric Power Authority Rev., “TT”, 5%, 7/01/2023 (a)(d)	135,000	67,669
Puerto Rico Electric Power Authority Rev., “TT”, 5%, 7/01/2027 (a)(d)	25,000	12,531
Puerto Rico Electric Power Authority Rev., “TT”, 5%, 7/01/2037 (a)(d)	415,000	208,019
Puerto Rico Electric Power Authority Rev., “VV”, NPFG, 5.25%, 7/01/2029	385,000	380,512
Puerto Rico Electric Power Authority Rev., “VV”, NPFG, 5.25%, 7/01/2034	35,000	34,625
Puerto Rico Electric Power Authority Rev., “WW”, 5.375%, 7/01/2022 (a)(d)	30,000	15,038
Puerto Rico Electric Power Authority Rev., “WW”, 5.25%, 7/01/2025 (a)(d)	65,000	32,581
Puerto Rico Electric Power Authority Rev., “ZZ”, 5.25%, 7/01/2023 (a)(d)	220,000	110,275
Puerto Rico Electric Power Authority Rev., “ZZ”, 5.25%, 7/01/2024 (a)(d)	75,000	37,594
Puerto Rico Electric Power Authority Rev., “ZZ”, 5.25%, 7/01/2026 (a)(d)	230,000	115,287
Puerto Rico Electric Power Authority Rev., Taxable, “EEE”, 6.05%, 7/01/2032 (a)(d)	190,000	95,237
		$2,650,429
Utilities - Other – 3.9%
California Community Choice Financing Authority, Clean Energy Project Rev., “C”, 5.25%, 1/01/2054 (Put Date 10/01/2031)	$2,250,000	$2,371,208
Patriots Energy Group Financing Agency, SC, Gas Supply Rev., “B-1”, 5.25%, 2/01/2054 (Put Date 3/01/2031)	1,200,000	1,299,240
Southeast Alabama Energy Authority Commodity Supply Rev. (Project No. 5), “A”, 5.25%, 1/01/2054 (Put Date 7/01/2029)	2,065,000	2,183,570
Southeast Alabama Energy, Cooperative District Energy Supply Rev., “A-1”, 5.5%, 11/01/2053 (Put Date 1/01/2031)	2,720,000	2,928,544
Tennergy Corp., TN, Gas Supply Rev., “A”, 5.5%, 10/01/2053 (Put Date 12/01/2030)	1,270,000	1,356,933
Tennessee Energy Acquisition Corp., Gas Project Rev., “A”, 5.25%, 9/01/2026	1,610,000	1,648,410
Tennessee Energy Acquisition Corp., Gas Project Rev., “A-1”, 5%, 5/01/2053 (Put Date 5/01/2028)	2,020,000	2,099,728
		$13,887,633
Water & Sewer Utility Revenue – 1.7%
Guam Waterworks Authority Rev. (Water and Wastewater System), “A”, 5%, 1/01/2050	$455,000	$467,419
Massachusetts Water Pollution Abatement Trust, 5.25%, 8/01/2027	1,280,000	1,364,969
Massachusetts Water Pollution Abatement Trust, 5.25%, 8/01/2033	2,000,000	2,381,915
Massachusetts Water Resources Authority, General Rev., “B”, 5%, 8/01/2042	430,000	482,126
Massachusetts Water Resources Authority, General Rev., “B”, 5%, 8/01/2043	750,000	837,142
Massachusetts Water Resources Authority, General Rev., “B”, AGM, 5.25%, 8/01/2029	595,000	659,188
		$6,192,759
Total Municipal Bonds		$350,182,130

Portfolio of Investments (unaudited) – continued
Issuer	Shares/Par	Value ($)
Bonds – 0.3%
Transportation - Services – 0.3%
Toll Road Investors Partnership II LP, Capital Appreciation, NPFG, 0%, 2/15/2025 (n)	$581,000	$556,967
Toll Road Investors Partnership II LP, Capital Appreciation, NPFG, 0%, 2/15/2043 (n)	1,091,045	325,023
Total Bonds		$881,990
Contingent Value Instruments – 0.1%
General Obligations - General Purpose – 0.1%
Commonwealth of Puerto Rico, General Obligation Contingent Value Instrument, 11/01/2043	$636,896	$390,098
Investment Companies (h) – 2.3%
Money Market Funds – 2.3%
MFS Institutional Money Market Portfolio, 5.39% (v)	8,170,720	$8,171,537

Other Assets, Less Liabilities – 0.1%		538,434
Net Assets – 100.0%		$360,164,189
(a)	Non-income producing security.
(d)	In default.
(h)	An affiliated issuer, which may be considered one in which the fund owns 5% or more of the outstanding voting securities, or a company which is under common control. At period end, the aggregate values of the fund's investments in affiliated issuers and in unaffiliated issuers were $8,171,537 and $351,454,218, respectively.
(n)	Securities exempt from registration under Rule 144A of the Securities Act of 1933. These securities may be sold in the ordinary course of business in transactions exempt from registration, normally to qualified institutional buyers. At period end, the aggregate value of these securities was $6,032,550, representing 1.7% of net assets.
(v)	Affiliated issuer that is available only to investment companies managed by MFS. The rate quoted for the MFS Institutional Money Market Portfolio is the annualized seven-day yield of the fund at period end.
(w)	When-issued security.
The following abbreviations are used in this report and are defined:
AAC	Ambac Assurance Corp.
AGM	Assured Guaranty Municipal
FHA	Federal Housing Administration
FNMA	Federal National Mortgage Assn.
GNMA	Government National Mortgage Assn.
NPFG	National Public Finance Guarantee Corp.
SYNCORA	Syncora Guarantee Inc.
VRDN	Variable rate demand note that may be puttable to the issuer at the option of the holder. The stated interest rate, which generally resets either daily or weekly, represents the rate in effect at period end and may not be the current rate.
See attached supplemental information. For more information see notes to financial statements as disclosed in the most recent semiannual or annual report.

Supplemental Information
6/30/24 (unaudited)
The fund is an investment company and accordingly follows the investment company accounting and reporting guidance of the Financial Accounting Standards Board (FASB) Accounting Standards Codification Topic 946 Financial Services - Investment Companies.
(1) Investment Valuations
Subject to its oversight, the fund's Board of Trustees has delegated primary responsibility for determining or causing to be determined the value of the fund’s investments to MFS as the fund's adviser, pursuant to the fund’s valuation policy and procedures which have been adopted by the adviser and approved by the Board. In accordance with Rule 2a-5 under the Investment Company Act of 1940, the Board of Trustees designated the adviser as the “valuation designee” of the fund. If the adviser, as valuation designee, determines that reliable market quotations are not readily available for an investment, the investment is valued at fair value as determined in good faith by the adviser in accordance with the adviser’s fair valuation policy and procedures.
Under the fund's valuation policy and procedures, debt instruments and floating rate loans, including restricted debt instruments, are generally valued at an evaluated or composite bid as provided by a third-party pricing service. Short-term instruments with a maturity at issuance of 60 days or less may be valued at amortized cost, which approximates market value. Open-end investment companies are generally valued at net asset value per share.
Under the fund’s valuation policy and procedures, market quotations are not considered to be readily available for debt instruments, floating rate loans, and many types of derivatives. These investments are generally valued at fair value based on information from third-party pricing services or otherwise determined by the adviser in accordance with the adviser’s fair valuation policy and procedures. Securities and other assets generally valued on the basis of information from a third-party pricing service may also be valued at a broker/dealer bid quotation. In determining values, third-party pricing services can utilize both transaction data and market information such as yield, quality, coupon rate, maturity, type of issue, trading characteristics, spreads and other market data. An investment may also be valued at fair value if the adviser determines that the investment’s value has been materially affected by events occurring after the close of the exchange or market on which the investment is principally traded (such as foreign exchange or market) and prior to the determination of the fund’s net asset value, or after the halt of trading of a specific security where trading does not resume prior to the close of the exchange or market on which the security is principally traded. The adviser generally relies on third-party pricing services or other information (such as the correlation with price movements of similar securities in the same or other markets; the type, cost and investment characteristics of the security; the business and financial condition of the issuer; and trading and other market data) to assist in determining whether to fair value and at what value to fair value an investment. The value of an investment for purposes of calculating the fund’s net asset value can differ depending on the source and method used to determine value. When fair valuation is used, the value of an investment used to determine the fund’s net asset value may differ from quoted or published prices for the same investment. There can be no assurance that the fund could obtain the fair value assigned to an investment if it were to sell the investment at the same time at which the fund determines its net asset value per share.
Various inputs are used in determining the value of the fund's assets or liabilities. These inputs are categorized into three broad levels. In certain cases, the inputs used to measure fair value may fall into different levels of the fair value hierarchy. In such cases, an investment's level within the fair value hierarchy is based on the lowest level of input that is significant to the fair value measurement. The fund's assessment of the significance of a particular input to the fair value measurement in its entirety requires judgment, and considers factors specific to the investment. Level 1 includes unadjusted quoted prices in active markets for identical assets or liabilities. Level 2 includes other significant observable market-based inputs (including quoted prices for similar securities, interest rates, prepayment speed, and credit risk). Level 3 includes significant unobservable inputs, which may include the adviser's own assumptions in determining the fair value of investments. The following is a summary of the levels used as of June 30, 2024 in valuing the fund's assets and liabilities:
Financial Instruments	Level 1	Level 2	Level 3	Total
Municipal Bonds	$—	$350,572,228	$—	$350,572,228
U.S. Corporate Bonds	—	881,990	—	881,990
Mutual Funds	8,171,537	—	—	8,171,537
Total	$8,171,537	$351,454,218	$—	$359,625,755
For further information regarding security characteristics, see the Portfolio of Investments.
(2) Investments in Affiliated Issuers
An affiliated issuer may be considered one in which the fund owns 5% or more of the outstanding voting securities, or a company which is under common control. For the purposes of this report, the following were affiliated issuers:
Affiliated Issuers	Beginning Value	Purchases	Sales Proceeds	Realized Gain (Loss)	Change in Unrealized Appreciation or Depreciation	Ending Value
MFS Institutional Money Market Portfolio	$9,318,999	$17,338,765	$18,485,178	$(157)	$(892)	$8,171,537

Supplemental Information (unaudited) – continued
Affiliated Issuers	Dividend Income	Capital Gain Distributions
MFS Institutional Money Market Portfolio	$150,927	$—
(3) Jurisdiction Weightings
Jurisdiction weighting percentages based on net assets, as of June 30, 2024, are as follows:
Massachusetts	81.4%
Puerto Rico	3.8%
California	2.4%
Illinois	1.7%
Alabama	1.5%
Tennessee	1.4%
New York	1.3%
Texas	0.9%
Connecticut	0.7%
Guam	0.5%
New Jersey	0.5%
Ohio	0.5%
Pennsylvania	0.4%
South Carolina	0.4%
New Hampshire	0.3%
North Carolina	0.3%
Wisconsin	0.3%
Virginia	0.2%
Colorado	0.1%
Nevada	0.1%
Washington DC	0.1%
Maryland (o)	0.0%
Minnesota (o)	0.0%
U.S. Virgin Islands (o)	0.0%
(o) Less than 0.1%.
The jurisdiction weighting percentages include both accrued interest amounts and equivalent exposure from any derivatives holdings, if applicable.